Going Concern (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Net loss	$ (2,462,799)	$ (1,148,588)	$ (1,486,848)	$ 1,762,466
Accumulated losses	(20,317,636)		(17,854,837)	$ (16,367,989)
Working capital deficit	$ 3,165,242		1,400,412
Net loss			1,486,848
Accumulated losses			$ 17,854,837